Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Basic earnings per share are calculated by dividing profit attributable to Company’s shareholders by the weighted average number of shares issued during the year.

Basic earnings per share are calculated by dividing profit attributable to Company’s shareholders by the weighted average number of shares issued during the year.

	2021	2020	2019

Income attributable to the shareholders of the company	2,957,174	1,828,254	3,622,127

Weighted average number of common shares issued (thousands)	2,420,314	2,420,804	2,420,481

Basic earnings per share (expressed in R$)	1.22	0.76	1.50

(b)       Diluted

Diluted earnings per share are calculated by adjusting the weighted average amount of shares outstanding to assume the conversion of all potential dilutive shares.

	2021	2020	2019

Income attributable to the shareholders of the company	2,957,174	1,828,254	3,622,127

Weighted average number of common shares issued (thousands)	2,420,638	2,421,065	2,421,018

Diluted earnings per share (in R$)	1.22	0.76	1.50